ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITIONS

SpeedConnect Asset Acquisition

Effective April 2, 2019, the Company entered into an Asset Purchase Agreement with SpeedConnect, LLC (“SpeedConnect”) to acquire substantially all of the assets of SpeedConnect. On May 7, 2019, the Company closed the transaction underlying the Asset Purchase Agreement with SpeedConnect to acquire substantially all of the assets of SpeedConnect for $2 million and the assumption of certain liabilities. The Asset Purchase Agreement required a deposit of $500,000 made in April and an additional $500,000 payment to close. The additional $500,000 was paid and all other conditions were met to effectuate the sale of substantially all of the assets of SpeedConnect to the Company. As part of the closing, the Company entered into a Promissory Note to pay SpeedConnect $1,000,000 in two equal installments of $500,000 plus applicable interest at 10% per annum with the first installment payable within 30 days of closing and the second installment payable within 60 days of closing (but no later than July 6, 2019). The Company paid off the Promissory Note by June 11, 2019 and by amendment dated May 7, 2019, SpeedConnect forgave $250,000 of the Promissory Note.

The Company treated the asset acquisition as a business combination and has allocated the fair market value to assets received in excess of goodwill.

Purchase Price Allocation:

TPT Global Tech
Effective	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Operating lease liabilities	5,162,077
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$7,057,041
Total Consideration Value	$8,057,041

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Operating lease right of use asset	5,162,077
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$7,860,041
Goodwill	$197,000

Had the acquisition occurred on January 1, 2019, condensed proforma results of operations for the six months ended June 30, 2019 would be as follows:

2019
Revenue	$7,352,758
Cost of Sales	4,754,166
Gross Profit	$2,598,592
Expenses	(4,514,097)
Derivative Expense	(8,105,901)
Interest Expense	(1,277,438)
Income Taxes	—
Net Loss	$(11,298,844)
Loss per share	$(0.08)

The unaudited proforma results of operations are presented for information purposes only. The unaudited proforma results of operations are not intended to present actual results that would have been attained had the asset acquisition been completed as of January 1, 2019 or to project potential operating results as of any future date or for any future periods. The revenue and net income of TPT SpeedConnect from January 1, 2020 to June 30, 2020 included in the consolidated income statement amounted to $5,264,486 and $742,373, respectively.

Bridge Internet Acquisition

On March 6, 2020, the Company executed an Acquisition and Purchase Agreement (“BIC Agreement”) with Bridge Internet, a Florida Limited Liability Company, formed on February 27, 2020. The Company acquired 75% of Bridge Internet (which had no assets or liabilities and no material operations) for 8,000,000 shares of common stock of TPT Global Tech, Inc., 4,000,000 common shares issued to Sydney “Trip” Camper immediately and 4,000,000 common shares which vest equally over two years. As sufficient funding is raised by the Company, defined as approximately $3,000,000, marketing funds of up to $200,000 per quarter for the next year from date of signing the BIC Agreement will be provided and a formal employment agreement will be finalized. Tower industry Veteran, Founder and CEO of Bridge Internet, Sydney “Trip” Camper, will retain the remaining 25% of Bridge Internet and stay on as the CEO, as well as become the acting CEO of TPT Speed Connect. The Company entered into this transaction in order to expand its revenue base.

The Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the transaction met the definition of a business. The company concluded there were not a sufficient number of key processes that developed the inputs into outputs. Accordingly, the Company accounted for this transaction as the hiring of a key member of management. As such, 4,000,000 shares valued at $6,400 will be expensed and 4,000,000 additional shares valued at $6,400 will be amortized equally over 2 years. As operations become material, the Company will present the effects of the 25% noncontrolling interest.

SpeedConnect Asset Acquisition

Effective April 2, 2019, the Company entered into an Asset Purchase Agreement with SpeedConnect, LLC (“SpeedConnect”) to acquire substantially all of the assets of SpeedConnect in order to add revenue generating opportunities to its telecommunications activities. On May 7, 2019, the Company closed the transaction underlying the Asset Purchase Agreement with SpeedConnect for a purchase price of $2 million and the assumption of certain liabilities. The Asset Purchase Agreement required a deposit of $500,000 made in April and an additional $500,000 payment to close. Both payments were made and all other conditions were met to effectuate the sale of substantially all of the assets of SpeedConnect to the Company. As part of the closing, the Company entered into a Promissory Note to pay SpeedConnect $1,000,000 in two equal installments of $500,000 plus applicable interest at 10% per annum with the first installment payable within 30 days of closing and the second installment payable within 60 days of closing (but no later than July 6, 2019). The Company paid off the Promissory Note by June 11, 2019 and by amendment dated May 7, 2019, SpeedConnect forgave $250,000 of the Promissory Note to help provide working capital needs and for payment of liabilities assumed.

The Company treated the asset acquisition as a business combination and has allocated the fair market value to assets received in excess of goodwill.

Purchase Price Allocation:

Effective date	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Operating lease liabilities	5,162,077
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$7,057,041
Total Consideration Value	$8,057,041

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Operating lease right of use asset	5,162,077
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$7,860,041
Goodwill	$197,000

Included in the consolidated statement of operations for the year ended December 31, 2019 are the results of operations for TPT SpeedConnect for the period May 8, 2019 to December 31, 2019 as follows:

2019
Revenue	$8,002,875
Cost of Sales	4,826,475
Gross Profit	3,176,400
Expenses	(1,999,221)
Interest Expense	—
Income taxes	—
Net Income	$1,177,179

Blue Collar Acquisition

The Company entered into an Acquisition and Purchase Agreement on November 3, 2017, but amended on February 9, 2018, March 29, 2018 and August 16, 2018, to be effective September 1, 2018 with Blue Collar Inc. (“Blue Collar”), a media production company and California Corporation and its shareholders, to acquire 100% of the outstanding ownership of Blue Collar, including equipment, furniture and other assets, for 6,500,000 shares of restricted Common Stock and $1,600,000 (which was determined to have a fair value of approximately $1,533,000) in a Seller note payable that is to be paid within eight months of September 1, 2018, as amended in August 2018, and bears annual interest of 3% (12% interest upon default). See Notes 5 and 8. The acquisition is a key element in the Company’s overall strategic plans. Change in control took place on September 1, 2018 with the addition of senior company personnel being added to the Board of Directors of Blue Collar and on all bank accounts.

The Company applied the acquisition method of accounting to the business combination and has valued each of the assets acquired and liabilities. The assets and liabilities were deemed to be recorded at fair value as of the acquisition date of September 1, 2018.

Purchase Price Allocation:

Effective	September 1, 2018

Purchaser	TPT Global Tech

Consideration Given:
Common Stock	6,500,000
6,500,000
Estimated Value	$.13
Consideration Share Value	845,000
Note Payable	$1,533,217
Liabilities:
Bank debt	500,500
Lease payable	20,020
Accounts and other payables	386,652
Total Consideration Value	$3,285,389

Consideration Received:
Intangible asset	$1,677,000
Goodwill	853,366
Assets
Current assets	297,704
Fixed assets	445,362
Other assets	11,957
Total Consideration Received	$3,285,389

Included in the consolidated statements of operations for the years ended December 31, 2019 and 2018 are the results of operations for Blue Collar for the year ended December 31, 2019 and four months ended December 31, 2018 which are the following:

	2019	2018
Revenue	$1,941,955	$219,474
Cost of Sales	751,349	215,973
Gross Profit	1,190,606	3,501
Expenses	(642,489)	(301,105)
Interest Expense	(119,359)	(66,571)
Income taxes	—	—
Net Income (Loss)	$428,758	$(364,175)

The following table summarizes our consolidated results of operations for the years ended December 31, 2019 and 2018, as well as unaudited proforma consolidated results of operations as though the acquisition of the assets of SpeedConnect LLC and the acquisition of Blue Collar had occurred on January 1, 2018:

	2019	2018
Revenue	$14,975,205	$19,680,022
Cost of Sales	8,915,851	11,653,419
Gross Profit	6,059,354	8,026,603
Expenses	(7,992,220)	(9,883,572)
Derivative Expense	(7,476,908)	—
Gain on conversions and settlements	138,815	—
Impairment	(949,872)	—
Interest Expense	(3,581,020)	(275,935)
Income Taxes	—	—
Net Loss	$(13,801,851)	$(2,132,904)
Loss per share	$(0.10)	$(0.02)

The unaudited proforma results of operations are presented for information purposes only. The unaudited proforma results of operations are not intended to present actual results that would have been attained had the asset acquisition of the assets of SpeedConnect LLC and the acquisition of Blue Collar been completed as of January 1, 2018 or to project potential operating results as of any future date or for any future periods.

Total Industrial Plant Services, Inc. Acquisition and Subsequent Termination

On April 18, 2018, the Company entered into an Acquisition and Purchase Agreement in draft form with Total Industrial Plant Services, Inc. (“TIPS”), a Texas Corporation and its shareholders, to acquire the assets, intellectual property and technology for 3,000,000 shares of restricted Common Stock and $2,500,000 payable at closing. A condition upon closing was that TIPS’ financial information, including existing contracts and projected contract revenue levels, was to be audited by a SEC Certified Public Accounting firm in accordance with SEC requirements.

Shortly after the date of the agreement, which was in draft form, the Company determined that the terms under the Acquisition and Purchase Agreement, on TIPS’ part, were unperformable and that several representations made by TIPS were not accurate. As such, the Company verbally terminated the Acquisition and Purchase Agreement. On August 29, 2018, the Company gave written notice of termination to TIPS.

Separately, during the due diligence phase, the Company extended TIPS $37,950 in working capital. The Company was working with TIPS on a repayment plan but has made the determination to provide for an allowance for bad debt of 100% of this balance as of December 31, 2019 and 2018.

HRS Agreement and Subsequent Rescission

On November 1, 2017, as amended February 9, 2018, the Company entered into an Acquisition and Purchase Agreement with Hollywood Riviera LLC and HRS Mobile LLC and their members who share common ownership to acquire 100% ownership interest in both of these companies for 3,265,000 restricted Common Stock and, and $3,350,000 in cash to be used to retire debt and pay for ownership interests. In conjunction with this Acquisition, 3,265,000 shares of restricted Common Stock were issued during 2017. On March 28, 2018, by mutual agreement, this Agreement was rescinded and the 3,625,000 shares of common stock are being returned by the recipients and have been recorded as $3,625 in stock subscription receivable as of December 31, 2019 and 2018. These common shares have yet to be returned as of the issuance of these financial statements.